Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 13,026,331	$ 13,040,903
Less: allowance for credit loss	(18,214)	(135,082)
Accounts receivable, net	$ 13,008,117	$ 12,905,821